UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-02556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders


Semi-Annual Report (Unaudited)
June 30, 2007


Merrill Lynch
Ready Assets Trust



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus.
Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Trust voted proxies relating to securities held in the Trust's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Ready Assets Trust
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
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Merrill Lynch Ready Assets Trust


Portfolio Information


                                             As of          As of
Portfolio Composition*                      6/30/07        12/31/06

Bank Notes                                      --             3.5%
Certificates of Deposit                         3.1%           3.2
Certificates of Deposit--European               --             1.7
Certificates of Deposit--Yankee**              24.5            8.3
Commercial Paper                               54.1           53.4
Corporate Notes                                 9.9           19.2
Funding Agreements                              4.2            4.0
Repurchase Agreements                           1.4            2.9
U.S. Government Agency &
  Instrumentality Obligations--
  Non-Discount                                  1.9            3.0
Other Assets Less Liabilities                   0.9            0.8
                                              ------         ------
Total                                         100.0%         100.0%
                                              ======         ======

 * As a percent of net assets.

** U.S. branches of foreign banks.


                                                             As of
                                                            6/30/07

Seven-Day Yield                                              4.70%



Officers and Trustees


Robert C. Doll, Jr., Trust President and Trustee
Donald W. Burton, Trustee
John Francis O'Brien, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Trust Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210


MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



A Letter to Shareholders


Dear Shareholder

At the mid-point of 2007, investor sentiment appeared quite buoyant, notwithstanding some undertones of caution. For equity markets, positive momentum as the year began was interrupted by a notable but transitory set-back at the end of February. Markets resumed their ascent through May, but entered a trading range in June as investors began to question the sustainability of the rally. For the most part, equities found support in robust merger-and-acquisition activity, healthy global economies, tame inflation, relatively low interest rates, still-positive earnings growth and attractive valuations. These tailwinds prevailed over such headwinds as a weakening U.S. economy, slowing housing market, credit-related lending problems, escalating geopolitical concerns and high energy prices, leading the Standard & Poor's (S&P) 500 Index to a new record high in May.

Meanwhile, turmoil in the subprime mortgage market and generally mixed economic signals weighed on bonds. In June, bond prices dropped precipitously as long-term yields rose to their highest levels in five years. The 10-year Treasury yield, which began 2007 at 4.68%, reached nearly 5.30% in mid-June before retracing to 5.03% by month's end. Notably, this year has brought some resteepening of the yield curve, which had been flat to inverted throughout 2006. Still, at the end of June, yields along the curve remained below the federal funds rate of 5.25%, the level at which the Federal Reserve Board (the
Fed) has left it since first pausing in August 2006. While first-quarter gross domestic product growth of 0.7% represented the slowest rate of expansion since 2002, the Fed reiterated that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, thereby reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, the major equity market indexes posted strong returns for the annual and semi-annual periods ended June 30, 2007, while fixed income assets were more mixed:


Total Returns as of June 30, 2007                                                  6-month       12-month
U.S. equities (S&P 500 Index)                                                      + 6.96%        +20.59%
Small cap U.S. equities (Russell 2000 Index)                                       + 6.45         +16.43
International equities (MSCI Europe, Australasia, Far East Index)                  +10.74         +27.00
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                           + 0.98         + 6.12
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                     + 0.14         + 4.69
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)   + 2.96         +11.22


We expect market volatility to linger throughout the second half of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007:
The Second-Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Trust President and Trustee


THIS PAGE NOT PART OF YOUR FUND REPORT



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



Disclosure of Expenses

Shareholders of the Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Trust expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2007 and held through June 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Trust and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Trust and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value    January 1, 2007 to
                                                           January 1, 2007     June 30, 2007      June 30, 2007
Actual

Merrill Lynch Ready Assets Trust                                $1,000           $1,023.20            $3.26

Hypothetical (5% annual return before expenses)**

Merrill Lynch Ready Assets Trust                                $1,000           $1,021.58            $3.26

 * Expenses are equal to the Trust's annualized expense ratio of .65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



Schedule of Investments as of June 30, 2007 (Unaudited)          (In Thousands)


                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

Certificates of Deposit--3.1%

Citibank, NA                 $ 36,000       5.30 %      8/16/2007    $   36,000
                               60,000       5.305       8/27/2007        60,000
                               50,000       5.32        9/20/2007        50,000

Total Certificates of Deposit
(Cost--$146,000)                                                        146,000


Certificates of Deposit--Yankee--24.5%

Bank of Nova                   51,000       5.265(a)   12/31/2007        50,995
Scotia, NY

Banque Nationale               54,000       5.345       7/30/2007        54,000
de Paris, NY                   40,460       5.27       10/03/2007        40,460
                               66,575       5.31       11/20/2007        66,575
                               61,165       5.325      11/30/2007        61,165

Barclays Bank Plc,             40,000       5.275(a)    7/05/2007        40,000
NY                             44,000       5.305       7/31/2007        44,000
                               60,000       5.305       8/02/2007        60,000
                               47,000       5.305       8/08/2007        47,000
                               31,000       5.305      10/11/2007        31,000

Calyon, NY                     50,000       5.27        4/02/2008        49,989

Canadian Imperial              56,000       5.41(a)     3/17/2008        56,000
Bank of Commerce,
NY

Credit Suisse, NY              75,000       5.295       7/09/2007        75,000
                               10,000       5.30        8/01/2007        10,000
                               50,000       5.30        8/20/2007        50,000
                               65,000       5.30        8/21/2007        65,000

Deutsche Bank AG,              50,045       5.385       3/11/2008        50,045
NY

HBOS Treasury                  55,000       5.30        8/15/2007        55,000
Services Plc, NY               44,970       5.27       10/03/2007        44,970
                               17,865       5.28       10/05/2007        17,865

Mizuho Corporate               20,000       5.31        7/16/2007        20,000
Bank, NY                       33,000       5.33        8/21/2007        33,000

Natixis, NY                    41,290       5.30        3/31/2008        41,279

Norinchukin Bank,              36,000       5.315       7/26/2007        36,000
NY

Svenska                        53,000       5.30        8/15/2007        53,000
Handelsbanken
AB, NY

Total Certificates of Deposit--Yankee
(Cost--$1,152,343)                                                    1,152,343


Commercial Paper--54.1%

Allied Irish Banks             21,755       5.205       8/06/2007        21,645
North America, Inc.

Aquifer Funding                35,000       5.29        7/05/2007        34,985
LLC

Aspen Funding                  10,000       5.23        8/02/2007         9,955
Corp.                          12,500       5.24        8/20/2007        12,411

Asscher Finance                40,000       5.30        7/23/2007        39,876
Corp.

Banco Bilbao                   13,150       5.25        8/27/2007        13,043
Vizcaya Argentaria,            10,000       5.26        9/10/2007         9,898
Puerto Rico

Bank of America                38,000       5.23        8/13/2007        37,768
Corp.                          45,000       5.17        9/05/2007        44,580

Bavaria TRR Corp.              18,000       5.31        7/19/2007        17,955



                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

Commercial Paper (continued)

The Bear Stearns             $ 11,735       5.18 %      8/10/2007    $   11,669
Cos., Inc.

Beta Finance Inc.              10,000       5.24        8/22/2007         9,926

Brahms Funding                 19,886       5.32        7/25/2007        19,818
Corp.                          24,897       5.295       7/31/2007        24,791

Bryant Park                    16,000       5.27        7/12/2007        15,977
Funding LLC

CAFCO, LLC                     30,018       5.23        7/06/2007        30,001

CC (USA) Inc.                  10,000       5.26        9/24/2007         9,877
(Centauri)

Cancara Asset                  20,000       5.23        7/25/2007        19,933
Securitization Ltd.

Chariot Funding                50,000       5.29        7/12/2007        49,927
LLC

Classic LLC                    37,000       5.33        7/25/2007        36,874

Cobbler Funding LLC             7,382       5.25        8/24/2007         7,325

Concord                        36,000       5.31        7/18/2007        35,915
Minutemen Capital
Co., LLC

Cullinan Finance               30,295       5.30        6/25/2008        30,292
Corp.

DEPFA Bank Plc                 59,000       5.23        7/24/2007        58,811
                               44,000       5.24        8/14/2007        43,725

Emerald Notes                  91,000       5.25        8/21/2007        90,336
(BA Credit Card
Trust)

Five Finance Inc.              25,000       5.26        9/27/2007        24,682

Foxboro Funding                 5,283       5.55        7/02/2007         5,283
Ltd.                           40,000       5.29        7/06/2007        39,976
                               35,000       5.33        7/06/2007        34,979
                               25,000       5.33        7/31/2007        24,893
                               50,000       5.29        8/06/2007        49,743

Gemini                         58,216       5.30        7/13/2007        58,122
Securitization                 17,000       5.30        7/20/2007        16,955
Corp.

General Electric               46,000       5.19        8/21/2007        45,668
Capital Services

Govco Inc.                     33,000       5.255       9/13/2007        32,648

Grampian Funding               36,065       5.185      11/19/2007        35,338
Ltd.

Greyhawk Funding               30,000       5.26        9/27/2007        29,619
LLC                             9,300       5.28       10/02/2007         9,175

Hudson-Thames LLC              11,000       5.25        9/12/2007        10,885
                               11,157       5.275       9/24/2007        11,020

Links Finance LLC              25,000       5.23        8/02/2007        24,887
                               25,000       5.235       8/02/2007        24,888

Macquarie Bank                 62,500       5.24        7/16/2007        62,373
Ltd.                           38,360       5.22        8/07/2007        38,160
                               11,080       5.215       8/13/2007        11,013

Mont Blanc                     14,375       5.24        8/14/2007        14,285
Capital Corp.

Newport Funding                18,000       5.28        7/17/2007        17,960
Corp.                          16,000       5.25        8/27/2007        15,869



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



Schedule of Investments (continued)                              (In Thousands)


                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

Commercial Paper (continued)

Nieuw Amsterdam              $ 29,213       5.23 %      8/08/2007    $   29,056
Receivables Corp.

Norddeutsche                   12,000       5.24        7/10/2007        11,986
Landesbank                     19,000       5.24        7/11/2007        18,975
Girozentrale

North Sea Funding              25,000       5.265       9/17/2007        24,718
LLC

Northern Rock Plc              25,000       5.235       7/12/2007        24,964

Polonius Inc.                  20,900       5.27        9/17/2007        20,664
                                7,000       5.27        9/20/2007         6,918

Raiffeisen                     31,000       5.24        7/26/2007        30,892
Zentralbank
Oesterreich AG

Regency Markets                30,000       5.24        8/15/2007        29,808
No.1 LLC

Santander Central              27,455       5.20        7/23/2007        27,372
Hispano Finance
(Delaware), Inc.

Scaldis Capital LLC            40,000       5.31        7/16/2007        39,917

Silver Tower US                25,000       5.235       8/06/2007        24,873
Funding LLC                    23,000       5.24        8/07/2007        22,879

Simba Funding                  75,000       5.245       9/04/2007        74,301
Corp.                          40,000       5.26        9/13/2007        39,573
                               43,900       5.26        9/21/2007        43,380

Skandinaviska                  15,615       5.205       8/08/2007        15,531
Enskilda Banken AB

Societe Generale               20,650       5.195       7/23/2007        20,587
North America, Inc.

Solitaire Funding              15,000       5.24        8/23/2007        14,886
LLC

St. George Bank Ltd.            8,000       5.245       9/04/2007         7,925

Swedbank                       20,000       5.26        9/06/2007        19,807
Mortgage AB

Tango Finance Corp.            15,200       5.24        7/31/2007        15,136

Thames Asset                   20,000       5.30        7/20/2007        19,947
Global Securitization
No. 1, Inc.

Three Pillars                  26,000       5.29        7/16/2007        25,947
Funding Corp.

Ticonderoga                    50,000       5.275       7/03/2007        49,993
Funding LLC                    17,000       5.30        7/09/2007        16,982
                               62,000       5.275       7/10/2007        61,927
                               12,000       5.27        7/11/2007        11,984
                               30,000       5.30        8/29/2007        29,744

UBS Finance                    37,225       5.235       7/16/2007        37,149
(Delaware), LLC                33,000       5.23        7/24/2007        32,895
                               40,000       5.165      10/10/2007        39,426

UniCredito Italiano            20,315       5.235       7/09/2007        20,294
Bank (Ireland) Plc              9,070       5.21        8/06/2007         9,024
                               91,865       5.15        8/09/2007        91,366

Valcour Bay Capital            10,000       5.31        7/06/2007         9,994
Co. LLC                        40,350       5.31        7/11/2007        40,296
                               11,000       5.30        8/16/2007        10,927

Versailles CDS, LLC            18,500       5.29        7/06/2007        18,489



                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

Commercial Paper (concluded)

Victory                      $ 20,000       5.28 %      7/05/2007    $   19,991
Receivables                    17,000       5.30        7/09/2007        16,982
Corp.                          21,583       5.26        9/21/2007        21,328

Westpac Banking                11,000       5.18        8/08/2007        10,942
Corp.

Whistlejacket                  10,000       5.275       9/17/2007         9,887
Capital LLC

Total Commercial Paper
(Cost--$2,545,396)                                                    2,545,396


Corporate Notes--9.9%

ANZ National                   27,000       5.32(a)     7/03/2008        27,000
International Ltd.

ASIF Global                    15,000       5.34(a)     7/22/2008        15,000
Financing XXX

American Honda                 25,500       5.326(a)    8/08/2007        25,500
Finance Corp.

Arkle Master Issuer 11,400                  5.30(a)    11/19/2007        11,400
Plc Series 2006-1A
Class 1A

Bank of Ireland                12,000       5.32(a)     7/18/2008        12,000

CC (USA) Inc.                  34,000       5.34(a)     4/07/2008        34,005
(Centauri)

General Electric               50,000       5.445(a)   10/17/2007        50,000
Capital Corp.

The Goldman                    51,700       5.37(a)     7/14/2008        51,700
Sachs Group, Inc.

HSBC Finance Corp.             39,000       5.37(a)     7/23/2008        39,000

MetLife Global                 16,500       5.35(a)     7/03/2008        16,500
Funding I                      11,500       5.41(a)     7/14/2008        11,500

Nationwide                     13,000       5.44(a)     7/25/2008        13,000
Building Society

Northern Rock Plc              21,500       5.45(a)     7/08/2008        21,500

Principal Life                 26,025       5.39(a)    12/07/2007        26,032
Income Funding
Trusts

Sigma Finance                  30,000       5.32(a)     9/28/2007        30,000

Toyota Motor                   51,000       5.30(a)     7/19/2007        51,000
Credit Corp.                   20,000       5.355(a)    7/26/2007        20,001

Westpac Banking                11,000       5.42(a)     7/10/2008        11,000
Corp.

Total Corporate Notes (Cost--$466,138)                                  466,138


Funding Agreements--4.2%

Genworth Life                  20,000       5.40(a)    12/03/2007        20,000
Insurance Co.(b)

Jackson National               86,000       5.38(a)     5/01/2008        86,000
Life Insurance Co.(b)

Metropolitan Life              20,000       5.39(a)     4/01/2008        20,000
Insurance Co.(b)

New York Life                  20,000       5.428(a)   10/15/2007        20,000
Insurance Co.(b)               50,000       5.43(a)     4/14/2008        50,000

Total Funding Agreements
(Cost--$196,000)                                                        196,000



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



Schedule of Investments (concluded)                              (In Thousands)


                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

U.S. Government Agency & Instrumentality
Obligations--Non-Discount--1.9%

Fannie Mae                   $ 27,500       4.875%      1/11/2008    $   27,499
                                8,000       4.96        2/08/2008         8,000

Federal Farm                   13,000       5.27 (a)    2/20/2008        12,999
Credit Banks

Federal Home Loan               5,300       4.21        9/14/2007         5,300
Bank System



                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

U.S. Government Agency & Instrumentality
Obligations--Non-Discount (concluded)

Freddie Mac                  $ 13,000       4.45 %      9/28/2007    $   13,000
                               10,700       4.705      10/11/2007        10,700
                               11,000       4.75       10/24/2007        11,000

Total U.S. Government, Agency &
Instrumentality Obligations--
Non-Discount (Cost--$88,498)                                             88,498


Face
Amount                     Issue                                        Value

Repurchase Agreements--1.4%

$68,259  Deutsche Bank Securities, Inc. purchased on 6/29/2007 to yield 5.30% to 7/02/2007, repurchase price of $68,289
         collateralized by FHLMC 3.625% to 6% due 7/30/2008 to
         7/28/2020 and FNMA 4.40% due 7/28/2008                      $   68,259

Total Repurchase Agreements (Cost--$68,259)                              68,259

Total Investments (Cost--$4,662,634**)--99.1%                         4,662,634
Other Assets Less Liabilities--0.9%                                      43,964
                                                                     ----------
Net Assets--100.0%                                                   $4,706,598
                                                                     ==========


  * Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at June 30, 2007.

 ** Cost for federal income tax purposes.

(a) Floating rate note.

(b) Restricted securities as to resale, representing 4.2% of net assets, were as follows:



                                                             Acquisition
    Issue                                                        Date       Cost         Value
    Genworth Life Insurance Co., 5.40% due 12/03/2007         12/01/2006  $   20,000   $   20,000
    Jackson National Life Insurance Co., 5.38% due 5/01/2008  5/01/2006       86,000       86,000
    Metropolitan Life Insurance Co., 5.39% due 4/01/2008      4/03/2006       20,000       20,000
    New York Life Insurance Co.:
       5.428% due 10/15/2007                                  10/18/2005      20,000       20,000
       5.43% due 4/14/2008                                    5/26/2006       50,000       50,000
                                                                          ----------   ----------
    Total                                                                 $  196,000   $  196,000
                                                                          ==========   ==========

    See Notes to Financial Statements.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007


Statement of Assets and Liabilities

As of June 30, 2007 (Unaudited)
Assets

       Investments in unaffiliated securities, at value (identified cost--$4,662,633,707)                         $ 4,662,633,707
       Cash                                                                                                               217,289
       Receivables:
       Beneficial interest sold                                                                $    67,506,716
       Interest                                                                                     13,434,538         80,941,254
                                                                                               ---------------
       Prepaid expenses and other assets                                                                                  152,938
                                                                                                                  ---------------
       Total assets                                                                                                 4,743,945,188
                                                                                                                  ---------------

Liabilities

       Payables:
       Beneficial interest redeemed                                                                 34,441,484
       Investment adviser                                                                            1,473,154
       Distributor                                                                                     686,141
       Other affiliates                                                                                531,782         37,132,561
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                             214,908
                                                                                                                  ---------------
       Total liabilities                                                                                               37,347,469
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $ 4,706,597,719
                                                                                                                  ===============

Net Assets Consist of

       Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                       $   470,653,785
       Paid-in capital in excess of par                                                                             4,235,884,061
       Undistributed investment income--net                                                                                24,007
       Undistributed realized capital gains--net                                                                           35,866
                                                                                                                  ---------------
       Net Assets--Equivalent to $1.00 per share based on 4,706,537,845 shares of beneficial
       interest outstanding                                                                                       $ 4,706,597,719
                                                                                                                  ===============

       See Notes to Financial Statements.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007


Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)
Investment Income

       Interest                                                                                                   $   119,706,545

Expenses

       Investment advisory fees                                                                $     8,327,870
       Transfer agent fees                                                                           2,882,692
       Distribution fees                                                                             2,673,205
       Accounting services                                                                             226,525
       Registration fees                                                                                99,428
       Printing and shareholder reports                                                                 88,888
       Custodian fees                                                                                   55,176
       Professional fees                                                                                44,563
       Trustees' fees and expenses                                                                      35,097
       Pricing services                                                                                  1,856
       Other                                                                                            43,098
                                                                                               ---------------
       Total expenses                                                                                                  14,478,398
                                                                                                                  ---------------
       Investment income--net                                                                                         105,228,147
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                   59,946
       Change in unrealized depreciation--net                                                                             312,572
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                            372,518
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $   105,600,665
                                                                                                                  ===============

       See Notes to Financial Statements.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007


Statements of Changes in Net Assets

                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                June 30, 2007      December 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)           2006
Operations

       Investment income--net                                                                  $   105,228,147    $   177,634,950
       Realized gain--net                                                                               59,946                216
       Change in unrealized depreciation--net                                                          312,572          2,323,225
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                        105,600,665        179,958,391
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net                                                                    (105,228,147)      (177,610,943)
       Realized gain--net                                                                                   --           (24,296)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders     (105,228,147)      (177,635,239)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net proceeds from sale of shares                                                          4,098,639,061      6,901,770,264
       Value of shares issued to shareholders in reinvestment of dividends and distributions       105,226,731        177,636,589
                                                                                               ---------------    ---------------
                                                                                                 4,203,865,792      7,079,406,853
       Cost of shares redeemed                                                                 (3,890,047,736)    (6,673,091,822)
                                                                                               ---------------    ---------------
       Net increase in net assets derived from beneficial interest transactions                    313,818,056        406,315,031
                                                                                               ---------------    ---------------

Net Assets

       Total increase in net assets                                                                314,190,574        408,638,183
       Beginning of period                                                                       4,392,407,145      3,983,768,962
                                                                                               ---------------    ---------------
       End of period*                                                                          $ 4,706,597,719    $ 4,392,407,145
                                                                                               ===============    ===============
           * Undistributed investment income--net                                              $        24,007    $        24,007
                                                                                               ===============    ===============

             See Notes to Financial Statements.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007


Financial Highlights

                                               For the Six
The following per share data and ratios        Months Ended
have been derived from information            June 30, 2007                      For the Year Ended December 31,
provided in the financial statements.          (Unaudited)        2006           2005          2004          2003          2002
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
  Investment income--net                              .0233         .0432         .0258         .0082         .0068         .0139
  Realized and unrealized gain (loss)--net            .0001       (.0006)          --++       (.0008)       (.0006)       (.0005)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                      .0234         .0426         .0258         .0074         .0062         .0134
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
  Investment income--net                            (.0233)       (.0432)       (.0258)       (.0082)       (.0068)       (.0139)
  Realized gain--net                                     --          --++          --++          --++       (.0001)       (.0001)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                   (.0233)       (.0432)       (.0258)       (.0082)       (.0069)       (.0140)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total Investment Return                             2.36%**         4.41%         2.61%          .83%          .67%         1.40%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .65%*          .66%          .66%          .64%          .63%          .62%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income and realized gain--net             4.71%*         4.34%         2.57%          .81%          .69%         1.40%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $ 4,706,598   $ 4,392,407   $ 3,983,769   $ 4,285,584   $ 4,710,703   $ 5,336,209
                                                ===========   ===========   ===========   ===========   ===========   ===========

     * Annualized.

    ** Aggregate total investment return.

    ++ Amount is less than $(.0001) per share.

       See Notes to Financial Statements.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Effective April 2, 2007, short-term investments are valued at amortized cost, which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than sixty days, for which market quotations were readily available, were valued at market value. As securities transitioned from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity.

(b) Repurchase agreements--The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain or loss, if any, on investments are paid at least annually.

(g) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Trust typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



Notes to Financial Statements (continued)


(h) Recent accounting pronouncements--Effective June 29, 2007, the Trust implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trust and has determined that the adoption of FIN 48 does not have a material impact on the Trust's financial statements. The Trust files U.S. and various state returns. No income tax returns are currently under examination. The statute of limitations on the Trust's tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trust's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards
No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"). The Trust has also entered into separate Distribution Agreements and a Shareholder Servicing Plan with FAM
Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary for the operation of the Trust. For such services, the Manager receives a fee from the Trust at the end of each month based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                          Rate

Not exceeding $500 million                                            .500%
In excess of $500 million but not exceeding $1 billion                .400%
In excess of $1 billion but not exceeding $5 billion                  .350%
In excess of $5 billion but not exceeding $10 billion                 .325%
In excess of $10 billion but not exceeding $15 billion                .300%
In excess of $15 billion but not exceeding $20 billion                .275%
In excess of $20 billion                                              .250%


In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee that is a percentage of the management fee paid by the Trust to the Manager.

Pursuant to the Distribution Agreements and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Distributor receives a fee from the Trust. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Trust. The fee is to compensate the Distributor and other affiliates for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Trust. For the six months ended June 30, 2007, all fees earned went to FAMD and Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



Notes to Financial Statements (concluded)


The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trust has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended June 30, 2007, the Trust reimbursed the Manager $39,527 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Trust's transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
On December 31, 2006, the Trust had a capital loss carryforward of $24,007, all of which expires in 2014. This amount will be available to offset like amounts of any future taxable gains.



MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedule of Investments


The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Trust's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


MERRILL LYNCH READY ASSETS TRUST                                  JUNE 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Ready Assets Trust


Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Ready Assets Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Ready Assets Trust


Date: August 20, 2007